Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

September 30, 2018

Dates Covered
Collections Period	09/01/18 - 09/30/18
Interest Accrual Period	09/17/18 - 10/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/18	122,203,867.77	15,426
Yield Supplement Overcollateralization Amount 08/31/18	1,610,320.81	0
Receivables Balance 08/31/18	123,814,188.58	15,426
Principal Payments	7,782,203.08	367
Defaulted Receivables	217,201.35	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/18	1,441,613.18	0
Pool Balance at 09/30/18	114,373,170.97	15,036

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	10.89%

Prepayment ABS Speed	1.08%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.36%
Weighted Average Remaining Term	21.79

Delinquent Receivables:
Past Due 31-60 days	3,385,056.32	285
Past Due 61-90 days	1,010,678.87	87
Past Due 91-120 days	165,717.31	15
Past Due 121+ days	0.00	0
Total	4,561,452.50	387

Total 31+ Delinquent as % Ending Pool Balance	3.99%

Recoveries	165,556.10

Aggregate Net Losses/(Gains) - September 2018	51,645.25

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.50%
Prior Net Losses Ratio	0.15%
Second Prior Net Losses Ratio	0.47%
Third Prior Net Losses Ratio	0.49%
Four Month Average	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.65%

Flow of Funds	$ Amount

Collections	8,321,253.97
Advances	(786.79)
Investment Earnings on Cash Accounts	16,583.32
Servicing Fee	(103,178.49)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,233,872.01

Distributions of Available Funds
(1) Class A Interest	127,908.17
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,830,696.80
(7) Distribution to Certificateholders	241,580.79
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,233,872.01

Servicing Fee	103,178.49
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 09/17/18	112,092,977.05
Principal Paid	7,830,696.80
Note Balance @ 10/15/18	104,262,280.25

Class A-1
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2a
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2b
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-3
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-4
Note Balance @ 09/17/18	91,362,977.05
Principal Paid	7,830,696.80
Note Balance @ 10/15/18	83,532,280.25
Note Factor @ 10/15/18	77.6322307%

Class B
Note Balance @ 09/17/18	20,730,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	20,730,000.00
Note Factor @ 10/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	161,594.42
Total Principal Paid	7,830,696.80
Total Paid	7,992,291.22

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.15844%
Coupon	2.38844%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.68000%
Interest Paid	127,908.17
Principal Paid	7,830,696.80
Total Paid to A-4 Holders	7,958,604.97

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1635025
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.9231601
Total Distribution Amount	8.0866626

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.1887376
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	72.7759926
Total A-4 Distribution Amount	73.9647302

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/18	37,784.64
Balance as of 09/30/18	36,997.85
Change	(786.79)

Reserve Account
Balance as of 09/17/18	2,527,722.68
Investment Earnings	3,925.63
Investment Earnings Paid	(3,925.63)
Deposit/(Withdrawal)	-
Balance as of 10/15/18	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68